SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Royalty Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Increase (Decrease) in Accrued Royalty Obligation	$ 0	$ 0	$ 13,045